Vanguard SP Small-Cap 600 Growth Index Fund Annual Fund Operating Expenses - ETF Prospectus [Member] - Vanguard SP Small-Cap 600 Growth Index Fund - ETF Shares	Aug. 31, 2025
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.08%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.02%
Expenses (as a percentage of Assets)	0.10%	[1]

[1]	The expense information shown in the table has been restated to reflect current fees.